Stockholders' Equity (Details Narrative) (10-K)								3 Months Ended	6 Months Ended	12 Months Ended
	Oct. 02, 2017 shares	Aug. 29, 2017 Owner shares	May 01, 2017 USD ($) $ / shares shares	Mar. 02, 2017 shares	Oct. 07, 2016 shares	Sep. 15, 2016 USD ($)	Sep. 15, 2016 USD ($)	Aug. 31, 2017 USD ($) Integer	Feb. 28, 2018 USD ($) shares	Dec. 31, 2017 USD ($) $ / shares shares	Aug. 31, 2017 USD ($) Integer shares	May 02, 2017 $ / shares	Apr. 28, 2017 $ / shares	Dec. 31, 2016 Integer	Oct. 11, 2016 USD ($)	Sep. 14, 2016 USD ($)
Newly issued shares value | $						$ 200,000					$ 200,000
Number of employees | Integer								45			45			45
Restricted Stock [Member]
Stock issued during period for services | shares	82,000
Consulting Agreement [Member]
Stock-based compensation | $								$ 61,667	$ 370,002		$ 123,334
Salaries [Member]
Stock-based compensation | $								212,619	96,668		582,889
Consulting Fees [Member]
Stock-based compensation | $								$ 494,787	$ 463,332		$ 1,160,621
Shenzhen Nova E-commerce, Ltd. [Member] | Acquisition Agreement [Member]
Ownership percentage		100.00%
Class A Common Stock [Member]
Newly issued shares value | $			$ 500,000				$ 200,000
Number of shares issued during period | shares			1,480,000		30,000,000
Share price | $ / shares			$ 2.96									$ 2.96	$ 3.95
Class A Common Stock [Member] | Consulting Agreement [Member] | Restricted Stock [Member]
Restricted stock discount percentage			25.00%
Stock issued during period for services | shares			500,000
Class B Common Stock [Member]
Newly issued shares value | $							200,000
Number of shares issued during period | shares					6,000,000
Class C Common Stock [Member]
Newly issued shares value | $							200,000
Number of shares issued during period | shares		25,000,000		40,000,000						8,400,000
Issuance of value based on fair value of stock based compensation | $										$ 1,680,000
Issuance of shares based on fair value of stock based compensation | shares										8,400,000
Share price | $ / shares										$ 0.20
Class C Common Stock [Member] | Chief Executive Officer [Member]
Number of shares issued during period | shares				40,000,000							100,000
Class C Common Stock [Member] | Independent Director [Member]
Number of shares issued during period | shares									500,000		500,000
Class C Common Stock [Member] | Star Bright International Investment Enterprises [Member]
Number of shares issued during period | shares									5,000,000		5,000,000
Class C Common Stock [Member] | Shenzhen Nova E-commerce, Ltd. [Member]
Purchases of shares | shares		25,000,000
Number of Owner | Owner		130
Attorney Trust Account [Member]
Due to related party | $						$ 217,500	217,500								$ 67,500	$ 150,000
Payment of specific expenses | $							$ 17,500